Investments in Affiliates - Summarized Financial Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Financial information
Current assets	¥ 6,360,545		¥ 6,474,731		$ 909,547
Current liabilities	1,427,202		1,429,276		204,088
Net income (loss)	557,219	$ 79,681	487,004	¥ 1,001,015
Group's equity method investments assuming 100%
Financial information
Current assets	2,427,654		2,473,533		347,150
Non-current assets	34,824,283		38,956,919		4,979,806
Current liabilities	1,147,596		908,774		164,104
Non-current liabilities	346,854		979,398		$ 49,599
Revenue	89,753	12,835	123,474	166,859
(Loss) Income from operations	119,493	17,087	(756,712)	(167,920)
Net realized and unrealized gains (loss) from investments	(962,161)	(137,587)	594,507	1,357,034
Net income (loss)	¥ (845,817)	$ (120,950)	¥ (157,665)	¥ 1,204,643